Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditors Remuneration [line items]
Audit fees	kr 172	kr 170	kr 140
Audit-related fees	6	9	10
Tax fees	25	13	8
All other fees	37	23	3
Total	240	215	161
Deloitte [member]
Auditors Remuneration [line items]
Audit fees	164	163	132
Audit-related fees	6	7	9
Tax fees	12	2	2
All other fees	0	1	1
Total	182	173	144
Others [member]
Auditors Remuneration [line items]
Audit fees	8	7	8
Audit-related fees	0	2	1
Tax fees	13	11	6
All other fees	37	22	2
Total	kr 58	kr 42	kr 17